Business combination - Acquisition of Vantage Point Technology (Details) - CNY (¥)		12 Months Ended
	Jul. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination
Redemption liability		¥ 244,793,000	¥ 188,080,000
Vantage Point Technology
Disclosure of detailed information about business combination
Proportion of ownership interest in subsidiary	51.67%	51.67%
Remaining equity interest	48.33%
Total purchase consideration	¥ 238,592,000
Redemption liability	183,569,000	¥ 194,854,000	¥ 188,080,000
Goodwill	¥ 126,015,000